UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23125

ELEVATION ETF TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

Andrea E. Kuchli, Esq., Secretary
Elevation ETF Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: October 31

Date of reporting period: May 1, 2016 – July 30, 2016

Item 1. Schedule of Investments.

DHANDHO JUNOON ETF	SCHEDULE OF INVESTMENTS
July 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.52%)
Consumer Discretionary (45.25%)
AutoZone, Inc.(a)	552	$449,312
Bed Bath & Beyond, Inc.	162	7,282
CBS Corp., Class B Non-Voting	97	5,065
CST Brands, Inc.	92	4,114
Dillard's, Inc., Class A	987	66,800
Fiat Chrysler Automobiles NV	1,438	9,218
Fiesta Restaurant Group, Inc.(a)	103	2,301
FTD Cos., Inc.(a)	122	3,088
Gannett Co., Inc.	80	1,021
The Gap, Inc.	4,179	107,776
GNC Holdings, Inc., Class A	1,735	35,411
H&R Block, Inc.	663	15,773
The Interpublic Group of Cos., Inc.	467	10,769
Lear Corp.	1,215	137,842
Liberty TripAdvisor Holdings, Inc., Class A(a)	138	3,267
Marriott Vacations Worldwide Corp.	93	7,096
Michael Kors Holdings Ltd.(a)	274	14,171
Murphy USA, Inc.(a)	52	3,985
New Media Investment Group, Inc.	147	2,596
News Corp., Class A	258	3,346
Pier 1 Imports, Inc.	753	3,855
Sears Holdings Corp.(a)	537	8,275
Six Flags Entertainment Corp.	2,377	134,039
Time, Inc.	177	2,890
The TJX Cos., Inc.	230	18,796
TripAdvisor, Inc.(a)	83	5,808
Twenty-First Century Fox, Inc., Class B	345	9,325
Vista Outdoor, Inc.(a)	23	1,151
Visteon Corp.	864	60,558
The Wendy's Co.	1,000	9,660
Whirlpool Corp.	55	10,580
Total Consumer Discretionary		1,155,170

Consumer Staples (0.51%)
HRG Group, Inc.(a)	877	13,058
Total Consumer Staples		13,058

Energy (0.89%)
CVR Energy, Inc.	580	8,584
Navigator Holdings Ltd.(a)	397	3,827
Phillips 66	135	10,268
Total Energy		22,679

Financials (34.92%)
Alexander & Baldwin, Inc.	140	5,516
Allied World Assurance Co. Holdings AG	2,310	94,687
American International Group, Inc.	2,671	145,409
Aon PLC	139	14,883
Assured Guaranty Ltd.	233	6,242

Security Description	Shares	Value
Financials (continued)
Berkshire Hathaway, Inc., Class B(a)	197	$28,421
Brookfield Asset Management, Inc., Class A	400	13,828
The Charles Schwab Corp.	434	12,334
FirstService Corp.	30	1,475
KCG Holdings, Inc., Class A(a)	347	5,250
MBIA, Inc.(a)	1,988	16,779
Primerica, Inc.	1,303	67,118
The St Joe Co.(a)	1,102	20,310
The Travelers Cos., Inc.	3,285	381,783
US Bancorp	238	10,036
Validus Holdings Ltd.	1,117	55,213
Wells Fargo & Co.	251	12,041
Total Financials		891,325

Health Care (2.86%)
Amgen, Inc.	77	13,247
Baxter International, Inc.	283	13,590
DaVita HealthCare Partners, Inc.(a)	137	10,623
Halyard Health, Inc.(a)	92	3,182
HCA Holdings, Inc.(a)	148	11,415
Johnson & Johnson	114	14,276
Mallinckrodt PLC(a)	32	2,155
Zoetis, Inc.	90	4,542
Total Health Care		73,030

Industrials (2.97%)
Actuant Corp., Class A	874	20,757
Allegion PLC	67	4,850
Canadian Pacific Railway Ltd.	55	8,238
Engility Holdings, Inc.(a)	168	4,879
Fortune Brands Home & Security, Inc.	91	5,758
Hyster-Yale Materials Handling, Inc.	44	2,807
KLX, Inc.(a)	98	3,165
NOW, Inc.(a)	189	3,461
Pentair PLC	217	13,849
Veritiv Corp.(a)	35	1,478
Xylem, Inc.	140	6,693
Total Industrials		75,935

Information Technology (9.75%)
Alphabet, Inc., Class A(a)	18	14,244
Apple, Inc.	128	13,339
Autodesk, Inc.(a)	173	10,285
CDK Global, Inc.	27	1,560
Celestica, Inc.(a)	310	3,435
Cheetah Mobile, Inc., ADR(a)	216	2,145
Cimpress NV(a)	209	19,813
Juniper Networks, Inc.	912	20,693
Keysight Technologies, Inc.(a)	42	1,228
Leju Holdings Ltd., ADR(a)	529	2,603
Microsoft Corp.	317	17,968
Motorola Solutions, Inc.	310	21,508
NCR Corp.(a)	622	20,507
NeuStar, Inc., Class A(a)	1,413	35,594
Oracle Corp.	298	12,230

Security Description	Shares	Value
Information Technology (continued)
Plantronics, Inc.	230	$11,095
Science Applications International Corp.	65	3,949
Take-Two Interactive Software, Inc.(a)	430	17,277
ViaSat, Inc.(a)	158	11,665
The Western Union Co.	389	7,780
Total Information Technology		248,918

Materials (1.84%)
Air Products & Chemicals, Inc.	108	16,138
Ashland, Inc.	38	4,303
The Mosaic Co.	458	12,366
Rayonier Advanced Materials, Inc.	278	3,828
Sibanye Gold Ltd., Sponsored ADR	554	10,332
Total Materials		46,967

Telecommunication Services (0.53%)
Zayo Group Holdings, Inc.(a)	475	13,442
Total Telecommunication Services		13,442

TOTAL COMMON STOCKS
(Cost $2,509,450)		2,540,524

LIMITED PARTNERSHIPS (0.38%)
Industrials (0.38%)
Icahn Enterprises LP	179	9,575

TOTAL LIMITED PARTNERSHIPS
(Cost $11,175)		9,575

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.15%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.370%	3,729	3,729

TOTAL SHORT TERM INVESTMENTS
(Cost $3,729)			3,729

TOTAL INVESTMENTS (100.05%)
(Cost $2,524,354)			$2,553,828

NET OTHER ASSETS AND LIABILITIES (-0.05%)			(1,116)

NET ASSETS (100.00%)			$2,552,712

(a)	Non-income producing security.

Dhandho Junoon ETF
Notes to Financial Statements	July 31, 2016
(Unaudited)

1. ORGANIZATION

The Elevation ETF Trust (the ‘‘Trust’’) is an open-ended management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of July 31, 2016, the Trust currently consists of two separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the Dhandho Junoon ETF (the “Fund”). The Fund seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Dhandho Junoon Index. The Fund has elected to qualify as a non-diversified series of the Trust under the 1940 Act.

The Trust was organized as a statutory trust on December 3, 2015 under the laws of the State of Delaware. The Adviser purchased 2,000 initial shares at $25.00 per share on March 4, 2016, and the Fund commenced operations on April 1, 2016.

The Fund’s Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. The Fund issues and redeems Shares at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in a specified index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. The Fund is authorized to issue an unlimited number of shares with no par value.

2. PORTFOLIO VALUATION

Securities transactions are recorded as of the trade date. The Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

3. FAIR VALUE MEASUREMENTS

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability; including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities and Limited Partnerships for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2016:

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$2,540,524	$–	$–	$2,540,524
Limited Partnerships	9,575	–	–	9,575
Short Term Investments	3,729	–	–	3,729
TOTAL	$2,553,828	$–	$–	$2,553,828

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the period ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

4. TAX BASIS INFORMATION

As of July 31, 2016, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Dhandho Junoon ETF
Gross appreciation (excess of value over tax cost)	$94,261
Gross depreciation (excess of tax cost over value)	(64,885)
Net unrealized appreciation	29,376
Cost of investments for income tax purposes	$2,524,452

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this Report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended, and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this Report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99 Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ELEVATION ETF TRUST

By:	/s/Jeremy O. May
Jeremy O. May
President

Date:	September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Jeremy O. May
Jeremy O. May
President

Date:	September 29, 2016

By:	/s/Kimberly R. Storms
Kimberly R. Storms
Treasurer

Date:	September 29, 2016